Leases - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		$ 46,825,266	$ 41,848,333	$ 51,131,575
Current lease liability	$ 425,709	8,628,404	8,003,743
Non-current lease liabilities	$ 1,884,562	$ 38,196,862	$ 33,844,590
PEMEX
Disclosure of quantitative information about right-of-use assets [line items]
Lessee, renegotiation option, terms	5 years
PEMEX | Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	1 year
Estimated useful life	1 year
PEMEX | Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	20 years
Estimated useful life	3 years